Earnings per share	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Earnings per share
10.	Earnings per share
Basic EPS
The calculation of basic EPS is as follows:

Continuing operations	Six months ended 30 June 2020 1		Six months ended 30 June 2019 1	Year ended 31 December 2019 1
Earnings 2 (£ million)	(2,889.0)		288.3	860.1
Weighted average shares used in basic EPS calculation (million)	1,224.7		1,249.1	1,250.0
EPS	(235.9p	)	23.0p	68.8p

Discontinued o perations	Six months ended 30 June 2020		Six months ended 30 June 2019	Year ended 31 December 2019
Earnings 2 (£ million)	(6.8)		43.2	(3.8)
Weighted average shares used in basic EPS calculation (million)	1,224.7		1,249.1	1,250.0
EPS	( 0.5 p	)	3.5 p	(0.3p	)

Continued and discontinued o perations	Six months ended 30 June 2020 1		Six months ended 30 June 2019 1	Year ended 31 December 2019 1
Earnings 2 (£ million)	(2,895.8)		331.5	856.3
Weighted average shares used in basic EPS calculation (million)	1,224.7		1,249.1	1,250.0
EPS	(236.4p	)	26.5p	68.5p
Notes
1	Earnings figures have been restated as described in the accounting policies.
2	Earnings is equivalent to (loss)/profit for the period attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

Continuing o perations	Six months ended 30 June 2020 1		Six months ended 30 June 2019 1	Year ended 31 December 2019 1
Diluted earnings (£ million)	(2,889.0)		288.3	860.1
Weighted average shares used in diluted EPS calculation 2 (million)	1,224.7		1,257.3	1,260.6
Diluted EPS	(235.9p	)	22.9p	68.2p

Discontinued o perations	Six months ended 30 June 20 20		Six months ended 30 June 2019	Year ended 31 December 2019
Diluted earnings (£ million)	(6.8)		43.2	(3.8)
Weighted average shares used in diluted EPS calculation 2 (million)	1,224.7		1,257.3	1,260.6
Diluted EPS	(0.5 p	)	3.4 p	(0.3p	)

Continuing and discontinued operations	Six months ended 30 June 20 20		Six months ended 30 June 2019	Year ended 31 December 2019
Diluted earnings (£ million)	(2,895.8)		331.5	856.3
Weighted average shares used in diluted EPS calculation 2 (million)	1,224.7		1,257.3	1,260.6
Diluted EPS	(236.4p	)	26.3p	67.9p
Notes
1	Earnings figures have been restated as described in the accounting policies.
2
The weighted average shares used in the basic EPS calculation has also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six months ended 30 June 2020 1	Six months ended 30 June 2019 1	Year ended 31 December 2019 1
	m	m	m
Weighted average shares used in basic EPS calculation	1,224.7	1,249.1	1,250.0
Dilutive share options outstanding	—	0.1	0.3
Other potentially issuable shares	12.3	8.1	10.3
Weighted average shares used in diluted EPS calculation	1,237.0	1,257.3	1,260.6
At 30 June 2020 there were 1,296,079,242 (30 June 2019: 1,332,703,852, 31 December 2019: 1,328,167,813) ordinary shares in issue, including treasury shares of 70,750,170 (30 June 2019: 70,799,200, 31 December 2019: 70,787,730).